Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The table below provides information on the compensation for our CEO and the average compensation for our other NEOs, both as reported in the
Summary Compensation Table
and with certain adjustments to reflect the “compensation actually paid” (CAP), as defined under SEC rules, to such individuals, for each of 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group (S&P Financial Composite Index), our Net Income and our PPNR.

Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Comp Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)	Company Selected Performance Measure: PPNR ($MM) (4)
					Company Cumulative TSR ($)	Peer Group Cumulative TSR (3) ($)

2022	8,694,682	3,608,463	3,160,862	1,828,189	44.06	118.59	223	1,894

2021	11,179,238	11,252,145	3,531,923	2,936,373	76.51	131.98	801	1,588

2020	12,299,988	10,586,997	2,110,732	1,794,082	67.30	98.09	214	1,567

(1)	Our Chief Executive Officer, Ralph Andretta, served as our Principal Executive Officer for each of 2022, 2021 and 2020. Our other NEOs were as follows:
- For 2022, Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes;
- For 2021, Perry Beberman, Valerie Greer, Timothy King, Tammy McConnaughey and Joseph Motes; and
- For 2020, Valerie Greer, Timothy King, Charles Horn, Tammy McConnaughey and Joseph Motes.

(2)	Reconciliations of the Summary Compensation Table data to CAP data are included immediately below this table.

(3)
“Peer Group Cumulative TSR” represents the cumulative total stockholder return during each measurement period for the S&P Financial Composite Index, which is the industry index reported in our Annual Report on Form
10-K
for the year ended December 31, 2022. Each amount assumes that $100 was invested on December 31, 2019, and dividends were reinvested for additional shares.

(4)
The Company has identified Pretax
Pre-provision
earnings (PPNR) as the company-selected measure for the pay versus performance disclosure, as we believe it is a key measure to track core earnings over time to demonstrate sustainable, profitable growth, excluding the volatility that can occur within Provision for credit losses. See Appendix A in this proxy statement for a reconciliation of PPNR, a non-GAAP
measure, to the most directly comparable GAAP measure. PPNR is a key metric on our AIC balanced scorecard; see “Compensation Discussion and Analysis—Compensation Programs—Annual Incentive Compensation (AIC)” above.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the
Summary Compensation Table
(SCT) for that year:

	2022 ($)	2021 ($)	2020 ($)

Total Compensation for CEO as reported SCT for the covered year	8,694,682	11,179,238	12,299,988

Deduct pension values reported in SCT for the covered year	0	0	0

Deduct grant date fair value of equity awards reported in SCT for the covered year	4,840,698	7,900,354	5,313,281

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	2,769,499	7,513,091	3,600,290

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	0	0	0

Add dividends paid on unvested shares/share units and stock options	55,929	16,232	0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(3,294,818)	74,733	0

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	223,870	369,204	0

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0

Compensation Actually Paid to CEO	3,608,463	11,252,145	10,586,997

To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

	2022 ($)	2021 ($)	2020 ($)

Total Compensation for Other NEOs as reported SCT for the covered year	3,160,862	3,531,923	2,110,732

Deduct pension values reported in SCT for the covered year	14,097	15,740	21,481

Deduct grant date fair value of equity awards reported in SCT for the covered year	1,279,679	1,949,282	696,487

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	732,140	1,416,639	465,530

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	0	0	0

Add dividends paid on unvested shares/share units and stock options	9,498	5,096	9,791

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(736,167)	(15,854)	(53,531)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(44,367)	46,547	(20,473)

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	82,957	0

Compensation Actually Paid to Other NEOs	1,828,189	2,936,373	1,794,082

Company Selected Measure Name	Pretax Pre-provision earnings
Named Executive Officers, Footnote [Text Block]	Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes	Perry Beberman, Valerie Greer, Timothy King, Tammy McConnaughey and Joseph Motes	Valerie Greer, Timothy King, Charles Horn, Tammy McConnaughey and Joseph Motes
Peer Group Issuers, Footnote [Text Block]	“Peer Group Cumulative TSR” represents the cumulative total stockholder return during each measurement period for the S&P Financial Composite Index, which is the industry index reported in our Annual Report on Form
10-K
	for the year ended December 31, 2022. Each amount assumes that $100 was invested on December 31, 2019, and dividends were reinvested for additional shares
PEO Total Compensation Amount	$ 8,694,682	$ 11,179,238	$ 12,299,988
PEO Actually Paid Compensation Amount	$ 3,608,463	11,252,145	10,586,997
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the
Summary Compensation Table
(SCT) for that year:

	2022 ($)	2021 ($)	2020 ($)

Total Compensation for CEO as reported SCT for the covered year	8,694,682	11,179,238	12,299,988

Deduct pension values reported in SCT for the covered year	0	0	0

Deduct grant date fair value of equity awards reported in SCT for the covered year	4,840,698	7,900,354	5,313,281

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	2,769,499	7,513,091	3,600,290

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	0	0	0

Add dividends paid on unvested shares/share units and stock options	55,929	16,232	0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(3,294,818)	74,733	0

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	223,870	369,204	0

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0

Compensation Actually Paid to CEO	3,608,463	11,252,145	10,586,997

Non-PEO NEO Average Total Compensation Amount	$ 3,160,862	3,531,923	2,110,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,828,189	2,936,373	1,794,082
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022 ($)	2021 ($)	2020 ($)

Total Compensation for Other NEOs as reported SCT for the covered year	3,160,862	3,531,923	2,110,732

Deduct pension values reported in SCT for the covered year	14,097	15,740	21,481

Deduct grant date fair value of equity awards reported in SCT for the covered year	1,279,679	1,949,282	696,487

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	732,140	1,416,639	465,530

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	0	0	0

Add dividends paid on unvested shares/share units and stock options	9,498	5,096	9,791

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(736,167)	(15,854)	(53,531)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(44,367)	46,547	(20,473)

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	82,957	0

Compensation Actually Paid to Other NEOs	1,828,189	2,936,373	1,794,082

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The list below identifies (alphabetically) the five most important financial performance measures used by our Compensation & Human Capital Committee to link the “compensation actually paid” to our CEO and other NEOs in 2022, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in our “Compensation Discussion & Analysis” section above:

•	Average Loans

•	Net Credit Losses

•	Operating Leverage

•	Pretax Pre-provision Earnings (PPNR)

•	Return on Equity (ROE)

Total Shareholder Return Amount	$ 44.06	76.51	67.3
Peer Group Total Shareholder Return Amount	118.59	131.98	98.09
Net Income (Loss)	$ 223,000,000	$ 801,000,000	$ 214,000,000
Company Selected Measure Amount	1,894,000,000	1,588,000,000	1,567,000,000
PEO Name	Ralph Andretta
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Average Loans
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Credit Losses
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Leverage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Pretax Pre-provision Earnings (PPNR)
Non-GAAP Measure Description [Text Block]	The Company has identified Pretax
Pre-provision
earnings (PPNR) as the company-selected measure for the pay versus performance disclosure, as we believe it is a key measure to track core earnings over time to demonstrate sustainable, profitable growth, excluding the volatility that can occur within Provision for credit losses. See Appendix A in this proxy statement for a reconciliation of PPNR, a non-GAAP
	measure, to the most directly comparable GAAP measure. PPNR is a key metric on our AIC balanced scorecard; see “Compensation Discussion and Analysis—Compensation Programs—Annual Incentive Compensation (AIC)” above.
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity (ROE)
PEO [Member] | Pension Values Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Grant Date Fair Value Of Equity Awards Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,840,698	7,900,354	5,313,281
PEO [Member] | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Values As Of The End Of The Covered Year Of All Equity Awards Granted During The Covered Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,769,499	7,513,091	3,600,290
PEO [Member] | Fair Value As Of The Vesting Date Of Any Awards Granted In The Covered Year That Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Paid On Unvested Shares share Units And Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,929	16,232	0
PEO [Member] | The Change In Fair Value Whether Positive Or Negative As Of The End Of The Covered Year Of Any Equity Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,294,818)	74,733	0
PEO [Member] | The Change In Fair Value Whether Positive Or Negative As Of The Vesting Date Of Any Equity Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	223,870	369,204	0
PEO [Member] | The Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Values Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,097	15,740	21,481
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,279,679	1,949,282	696,487
Non-PEO NEO [Member] | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Values As Of The End Of The Covered Year Of All Equity Awards Granted During The Covered Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	732,140	1,416,639	465,530
Non-PEO NEO [Member] | Fair Value As Of The Vesting Date Of Any Awards Granted In The Covered Year That Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Paid On Unvested Shares share Units And Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,498	5,096	9,791
Non-PEO NEO [Member] | The Change In Fair Value Whether Positive Or Negative As Of The End Of The Covered Year Of Any Equity Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(736,167)	(15,854)	(53,531)
Non-PEO NEO [Member] | The Change In Fair Value Whether Positive Or Negative As Of The Vesting Date Of Any Equity Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(44,367)	46,547	(20,473)
Non-PEO NEO [Member] | The Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 82,957	$ 0